Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document And Entity Information [Abstract]
Document Type	F-4
Amendment Flag	false
Document Period End Date	Mar 31, 2012
Entity Registrant Name	NCL CORP Ltd.
Entity Central Index Key	0001318742

Consolidated Statements Of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue
Passenger ticket	$ 1,563,363	$ 1,411,785	$ 1,292,811
Onboard and other	655,961	600,343	562,393
Total revenue	2,219,324	2,012,128	1,855,204
Cruise operating expense
Commissions, transportation and other	410,709	379,532	377,378
Onboard and other	169,329	153,137	158,330
Payroll and related	290,822	265,390	252,425
Fuel	243,503	207,210	162,683
Food	124,933	114,064	118,899
Other	228,580	227,843	220,079
Total cruise operating expense	1,467,876	1,347,176	1,289,794
Other operating expense
Marketing, general and administrative	251,351	264,152	241,615
Depreciation and amortization	183,985	170,191	152,700
Total other operating expense	435,336	434,343	394,315
Operating income	316,112	230,609	171,095
Non-operating income (expense)
Interest income	38	100	836
Interest expense, net of capitalized interest	(190,225)	(173,772)	(115,350)
Other income (expense)	934	(33,951)	10,371
Total non-operating income (expense)	(189,253)	(207,623)	(104,143)
Net income	$ 126,859	$ 22,986	$ 66,952

Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Comprehensive Income [Abstract]
Net income	$ 126,859	$ 22,986	$ 66,952
Other comprehensive income (loss):
Change related to Shipboard Retirement Plan	(2,615)	349	(6,151)
Changes related to cash flow hedges:
Net gain related to cash flow hedges	15,198	4,726	6,688
Amount realized and reclassified into earnings	(36,686)	(3,065)	1,625
Total other comprehensive income (loss)	(24,103)	2,010	2,162
Total comprehensive income	$ 102,756	$ 24,996	$ 69,114

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 58,926	$ 55,047
Accounts receivable, net	8,159	7,879
Inventories	36,234	32,763
Prepaid expenses and other assets	48,824	42,552
Total current assets	152,143	138,241
Property and equipment, net	4,640,093	4,639,281
Goodwill and tradenames	602,792	602,792
Other long-term assets	167,383	192,057
Total assets	5,562,411	5,572,371
Liabilities and Shareholders' Equity
Current portion of long-term debt	200,582	78,237
Accounts payable	80,327	64,399
Accrued expenses and other liabilities	211,065	216,501
Advance ticket sales	325,472	294,180
Total current liabilities	817,446	653,317
Long-term debt	2,837,499	3,125,848
Other long-term liabilities	63,003	52,680
Total liabilities	3,717,948	3,831,845
Commitments and contingencies (Note 9)
Shareholders' equity:
Ordinary shares, $.0012 par value; 40,000,000 shares authorized; 21,000,000 shares issued and outstanding	25	25
Additional paid-in capital	2,331,973	2,330,792
Accumulated other comprehensive income (loss)	(19,794)	4,309
Retained earnings (deficit)	(467,741)	(594,600)
Total shareholders' equity	1,844,463	1,740,526
Total liabilities and shareholders' equity	$ 5,562,411	$ 5,572,371

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	$ 0.0012	$ 0.0012
Ordinary shares, authorized	40,000,000	40,000,000
Ordinary shares, issued	21,000,000	21,000,000
Ordinary shares, outstanding	21,000,000	21,000,000

Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 126,859	$ 22,986	$ 66,952
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	211,049	191,913	169,701
Loss on translation of debt			22,677
Loss (gain) on derivatives	(2,338)	603	(35,488)
Write-off of deferred financing fees		6,410	6,744
Share-based compensation expense	1,211	2,520	4,075
Changes in operating assets and liabilities:
Accounts receivable, net	(280)	(11)	(532)
Inventories	(3,471)	(3,898)	629
Prepaid expenses and other assets	(4,264)	128,993	(95,059)
Accounts payable	15,928	36,023	(42,036)
Accrued expenses and other liabilities	(15,876)	6,136	15,075
Advance ticket sales	28,172	38,748	4,794
Net cash provided by operating activities	356,990	430,423	117,532
Cash flows from investing activities
Additions to property and equipment	(184,797)	(977,466)	(161,838)
Net cash used in investing activities	(184,797)	(977,466)	(161,838)
Cash flows from financing activities
Repayments of long-term debt	(439,959)	(955,780)	(1,249,064)
Proceeds from long-term debt	273,375	1,601,659	1,121,021
Contribution from Affiliates, net			100,000
Other, primarily deferred financing fees	(1,730)	(93,941)	(63,216)
Net cash provided by (used in) financing activities	(168,314)	551,938	(91,259)
Net increase (decrease) in cash and cash equivalents	3,879	4,895	(135,565)
Cash and cash equivalents at beginning of year	55,047	50,152	185,717
Cash and cash equivalents at end of year	$ 58,926	$ 55,047	$ 50,152

Consolidated Statements Of Changes In Shareholders' Equity (USD $) In Thousands	Ordinary Shares [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings (Deficit) [Member]	Changes Related To Cash Flow Hedges [Member]	Changes Related To Shipboard Retirement Plan [Member]	Total
Balance at Dec. 31, 2008	$ 24	$ 2,242,946	$ 137	$ (693,308)			$ 1,549,799
Effect of cumulative change in accounting policy (Note 2)				8,770			8,770
Share-based compensation		4,075					4,075
Contribution from Affiliates, net (Note 5)	1	99,999					100,000
Transactions with Affiliates, net (Note 5)		(18,718)					(18,718)
Other comprehensive income (loss)			2,162				2,162
Net income				66,952			66,952
Balance at Dec. 31, 2009	25	2,328,302	2,299	(617,586)			1,713,040
Share-based compensation		2,520					2,520
Transactions with Affiliates, net (Note 5)		(30)					(30)
Other comprehensive income (loss)			2,010				2,010
Net income				22,986			22,986
Balance at Dec. 31, 2010	25	2,330,792	4,309	(594,600)			1,740,526
Share-based compensation		1,211					1,211
Transactions with Affiliates, net (Note 5)		(30)					(30)
Other comprehensive income (loss)			(24,103)		(21,488)	(2,615)	(24,103)
Net income				126,859			126,859
Balance at Dec. 31, 2011	$ 25	$ 2,331,973	$ (19,794)	$ (467,741)			$ 1,844,463

Consolidated Statements Of Changes In Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accumulated other comprehensive income (loss) at beginning of year	$ 4,309
Current period other comprehensive loss	(24,103)	2,010
Accumulated other comprehensive income (loss) at end of year	(19,794)	4,309
Accumulated Other Comprehensive Income (Loss) [Member]
Accumulated other comprehensive income (loss) at beginning of year	4,309
Current period other comprehensive loss	(24,103)	2,010
Accumulated other comprehensive income (loss) at end of year	(19,794)	4,309
Changes Related To Cash Flow Hedges [Member]
Accumulated other comprehensive income (loss) at beginning of year	10,111
Current period other comprehensive loss	(21,488)
Accumulated other comprehensive income (loss) at end of year	(11,377)
Changes Related To Shipboard Retirement Plan [Member]
Accumulated other comprehensive income (loss) at beginning of year	(5,802)
Current period other comprehensive loss	(2,615)
Accumulated other comprehensive income (loss) at end of year	$ (8,417)

Description Of Business And Organization	12 Months Ended
Dec. 31, 2012
Description Of Business And Organization [Abstract]
Description Of Business And Organization
1.	Description of Business and Organization

The Norwegian Cruise Line brand commenced operations out of Miami in 1966. On December 15, 2003, the Company was incorporated in Bermuda as a wholly-owned subsidiary of Genting Hong Kong Limited and its affiliates ("Genting HK").

In January 2008, the Apollo Funds and the TPG Viking Funds acquired 37.5% and 12.5%, respectively, of our outstanding ordinary share capital through an equity investment of $1.0 billion and Apollo was afforded majority control of our Board of Directors. Our current shareholders and their relative ownership percentages of our outstanding ordinary shares are as follows: Genting HK (50.0%), the Apollo Funds (37.5%), and the TPG Viking Funds (12.5%).

We are a leading global cruise line operator, offering cruise experiences for travelers with a wide variety of itineraries in North America (including Alaska and Hawaii), Central and South America, Bermuda, the Caribbean, the Mediterranean and the Baltic. We strive to offer an innovative and differentiated cruise vacation with the goal of providing our customers the highest levels of overall satisfaction on their cruise experience. In turn, we aim to generate the highest customer loyalty and greatest numbers of repeat customers. We created a distinctive style of cruising called "Freestyle Cruising" on all of our ships, which we believe provides our passengers with the freedom and flexibility associated with a resort style atmosphere and experience as well as more dining options than a traditional cruise. As of December 31, 2011, we operated 11 ships offering cruises in Alaska, the Bahamas, Bermuda, the Caribbean, Europe, Hawaii, Mexico, New England, Central and South America, North Africa and Scandinavia.

Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Summary Of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

Basis of Presentation

Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and contain all normal recurring adjustments necessary for a fair statement of the results for the periods presented. Estimates are required for the preparation of consolidated financial statements in accordance with generally accepted accounting principles and actual results could differ from these estimates. All significant intercompany accounts and transactions are eliminated in consolidation.

Change in Accounting Policy

During the fourth quarter of 2011, we changed our method of accounting for credit card fees and certain sales incentives paid to our employees associated with passenger ticket sales. Previously, we expensed credit card fees when paid to the processors and sales incentives when paid to the employee (the "direct method"). Such costs are direct and incremental to the sale of passenger tickets, and accordingly we have elected to expense these amounts when the revenue is recognized for the associated voyage (the "deferral method"). We view the deferral method as the preferable method as, among other factors, it better matches our costs with the recognition of the associated revenue and internally aligns our cost deferral policies with other comparable costs. We have adopted this change on a retrospective basis for the prior periods presented. The effects of these changes on the consolidated balance sheets were as follows (in thousands):

	December 31, 2011			December 31, 2010
	Direct Method	Deferral Method	Effect of Change	Direct Method	Deferral Method	Effect of Change
Prepaid expenses and other assets	$40,124	$48,824	$8,700	$33,694	$42,552	$8,858

Retained earnings (deficit)	$(476,441)	$(467,741)	$8,700	$(603,458)	$(594,600)	$8,858

The effects of the change on our consolidated statements of operations for the years ended December 31, 2011, 2010 and 2009 were immaterial; however, due to seasonality of our business, these changes may be material to our interim periods and, if material, will be disclosed in any interim periods presented. The cumulative effect of this change on the opening balance sheet for the year ended December 31, 2009 was an increase to prepaid expenses and other assets of $8.8 million and a decrease to our retained earnings (deficit) of $8.8 million.

Reclassification

Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Cash and Cash Equivalents

Cash and cash equivalents are stated at cost, and include cash and investments with original maturities of three months or less at acquisition and also include amounts due from credit card processors.

Restricted Cash

Restricted cash consists of cash collateral in respect of certain agreements and is included in prepaid expenses and other assets and other long-term assets in our consolidated balance sheets.

Accounts Receivable

Accounts receivable are shown net of an allowance for doubtful accounts of $1.9 million and $0.8 million as of December 31, 2011 and 2010, respectively.

Inventories

Inventories mainly consist of provisions, supplies and fuel and are carried at the lower of cost or market using the first-in, first-out method of accounting.

Advertising Costs

Advertising costs incurred that result in tangible assets, including brochures, are treated as prepaid expenses and charged to expense as consumed. Advertising costs of $5.0 million and $1.0 million as of December 31, 2011 and 2010, respectively, are included in prepaid expenses and other assets. Expenses related to advertising costs totaled $79.9 million, $87.4 million and $65.6 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Property and Equipment

Property and equipment are recorded at cost. Major renewals and improvements that we believe add value to our ships are capitalized as a cost of the ship while costs of repairs and maintenance, including Dry-docking costs, are charged to expense as incurred. During ship construction, certain interest is capitalized as a cost of the ship. Gains or losses on the sale of property and equipment are recorded as a component of operating income (expense) in our consolidated statements of operations.

Depreciation is computed on the straight-line basis over the estimated useful lives of the assets and after a 15% reduction for the estimated residual values of ships as follows:

Useful Life
Ships	30 years
Buildings	15-30 years
Computer hardware and software	3-5 years
Other property and equipment	3-40 years
Leasehold improvements	Shorter of lease term or asset life

Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or related asset life.

Long-lived assets are reviewed for impairment, based on estimated future cash flows, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Assets are grouped and evaluated at the lowest level for which there are identifiable cash flows that are largely independent of the cash flows of other groups of assets. We consider historical performance and future estimated results in our evaluation of potential impairment and then compare the carrying amount of the asset to the estimated future cash flows expected to result from the use of the asset. If the carrying amount of the asset exceeds estimated expected undiscounted future cash flows, we measure the amount of the impairment by comparing the carrying amount of the asset to its fair value. We estimate fair value based on the best information available making whatever estimates, judgments and projections are considered necessary. The estimation of fair value is generally measured by discounting expected future cash flows at discount rates commensurate with the risk involved.

Goodwill and Tradenames

Goodwill represents the excess of cost over the fair value of net assets acquired. We review goodwill and our tradenames for impairment annually or whenever events or changes in circumstances indicate that the carrying amount of goodwill and our tradenames may not be fully recoverable.

We have concluded that our business has a single reportable segment, with each ship considered to be a component. Each component constitutes a business for which discrete financial information is available and management regularly reviews the operating results and, therefore, each component is considered a reporting unit. Our reporting units have similar economic characteristics, including similar margins and similar products and services, therefore, we aggregate all of the reporting units in assessing goodwill.

The impairment review of goodwill is based on the expected future cash flows of our ships to determine a fair value of our aggregate reporting unit. Our discounted cash flow valuation reflects our projection for growth and profitability, taking into account our assessment of future market conditions and demand, as well as a determination of a cost of capital that incorporates both business and financial risks. We believe that the discounted cash flow approach is the most representative method to assess fair value, as it utilizes expectations of long-term growth whereas a market-based approach is less dynamic, especially in light of recent negative market conditions, the uncertainty in credit and capital markets and the resulting weakened economic environment.

Revenue and Expense Recognition

Deposits received from customers for future voyages are recorded as advance ticket sales and are subsequently recognized as passenger ticket revenue along with onboard and other revenue, and all associated direct costs of a voyage are recognized as cruise operating expenses, on a pro rata basis over the period of the voyage.

Revenue and expenses include taxes assessed by a governmental authority that are directly imposed on a revenue-producing transaction between a seller and a customer. The amounts included on a gross basis are $129.4 million, $110.0 million and $96.2 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Foreign Currency

The majority of our transactions are settled in U.S. dollars. We translate assets and liabilities of our foreign subsidiaries at exchange rates in effect at the balance sheet date. Gains or losses resulting from transactions denominated in other currencies are recognized in our consolidated statements of operations within other income (expense) and such gains or losses were immaterial as of December 31, 2011, 2010 and 2009.

Derivative Instruments and Hedging Activity

From time to time we enter into derivative contracts, primarily forward, swap, option and three-way collar contracts, to reduce our exposure to fluctuations in foreign currency exchange, interest rates and fuel prices. The criteria used to determine whether a transaction qualifies for hedge accounting treatment includes the correlation between fluctuations in the fair value of the hedged item and the fair value of the related derivative instrument and its effectiveness as a hedge. As the derivative is marked to fair value, we elected an accounting policy to net the fair value of our derivatives when a master netting arrangement exists with our counterparties.

A derivative instrument that hedges a forecasted transaction or the variability of cash flows related to a recognized asset or liability may be designated as a cash flow hedge. Changes in fair value of derivative instruments that are designated as cash flow hedges are recorded as a component of accumulated other comprehensive income (loss) until the underlying hedged transactions are recognized in earnings. To the extent that an instrument is not effective as a hedge, gains and losses are recognized in other income (expense) in our consolidated statements of operations. Realized gains and losses related to our fuel hedges are recognized in fuel expense.

Concentrations of Credit Risk

We monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Credit risk, including but not limited to counterparty non-performance under derivative instruments, our revolving credit facility and new ship progress payment guarantees, is not considered significant, as we primarily conduct business with large, well-established financial institutions and insurance companies that we have well-established relationships with and that have credit risks acceptable to us or the credit risk is spread out among a large number of creditors. We do not anticipate non-performance by any of our significant counterparties.

Insurance

We use a combination of insurance and self-insurance for a number of risks including claims related to crew and passengers, hull and machinery, war risk, workers' compensation, property damage and general liability. Liabilities associated with certain of these risks, including crew and passenger claims, are estimated actuarially based upon known facts, historical trends and a reasonable estimate of future expenses. While we believe these accruals are adequate, the ultimate losses incurred may differ from those recorded.

Income Taxes

Deferred tax assets and liabilities are calculated in accordance with the liability method. Deferred taxes are recorded using the currently enacted tax rates that apply in the periods that the differences are expected to reverse. Deferred taxes are not discounted.

We provide a valuation allowance on deferred tax assets when it is more likely than not that such assets will not be realized. With respect to acquired deferred tax assets, future reversals of the valuation allowance will first be applied against goodwill and other intangible assets before recognition of a benefit in our consolidated statements of operations.

Share-Based Compensation

We recognize expense for our share-based compensation awards using a fair-value-based method. Share-based compensation expense is recognized over the requisite service period for awards that are based on service period and not contingent upon any future performance. We refer you to Note 7 "Employee Benefits and Share Option Plans."

Segment Reporting

We have concluded that our business has a single reportable segment, with each ship considered to be a component. Each component constitutes a business for which discrete financial information is available and management regularly reviews the operating results and, therefore, each component is considered a reporting unit. Our reporting units have similar economic characteristics, including similar margins and similar products and services, therefore, we aggregate all of the reporting units.

Although we sell cruises on an international basis, our passenger ticket revenue is primarily attributed to passengers who make reservations in North America. Revenue attributable to North American passengers was 83% for each of the years ended December 31, 2011, 2010 and 2009. Substantially all of our long–lived assets are located outside of the U.S. and consist primarily of our ships.

Property And Equipment	12 Months Ended
Dec. 31, 2012
Property And Equipment [Abstract]
Property And Equipment
3.	Property and Equipment

Property and equipment consisted of the following (in thousands):

	December 31,
	2011	2010
Ships	$5,314,651	$5,269,084
Ships under construction	184,498	77,045
Land	1,009	1,009
Other	202,928	186,770

	5,703,086	5,533,908
Less: accumulated depreciation and amortization	(1,062,993)	(894,627)

Total	$4,640,093	$4,639,281

Depreciation and amortization expense for the years ended December 31, 2011, 2010 and 2009 was $184.0 million, $170.2 million and $152.7 million, respectively. Repairs and maintenance expenses including Dry-docking expenses were $64.7 million, $60.9 million and $50.5 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Ships under construction include progress payments to the shipyard, planning and design fees, loan interest and commitment fees and other associated costs. Interest costs associated with the construction of ships that were capitalized during the construction period amounted to $16.7 million, $8.8 million and $12.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Long-Term Debt	12 Months Ended
Dec. 31, 2012
Long-Term Debt [Abstract]
Long-Term Debt
4.	Long-Term Debt

Long-term debt consisted of the following:

	Interest Rate December 31,			December 31,
	2011	2010	Maturities Through	2011	2010
				(in thousands)
€662.9 million Norwegian Epic Term Loan(1)	2.46%	2.63%	2022	$723,990	$783,624
€624.0 million Norwegian Pearl and Norwegian Gem Revolving Credit Facility(1)	3.35%	3.40%	2019	623,678	623,678
$450.0 million 11.75% Senior Secured Notes(2)	11.75%	11.75%	2016	445,914	445,334
€308.1 million Pride of Hawai'i Loan(1)	2.20%	2.08%	2018	284,449	284,449
$250.0 million 9.50% Senior Unsecured Notes	9.50%	9.50%	2018	250,000	250,000
$334.1 million Norwegian Jewel Term Loan	3.18% - 6.86%	3.04% - 6.86%	2017	188,216	192,128
€258.0 million Pride of America Hermes Loan(1)	3.28% - 6.47%	3.05% - 6.47%	2017	172,463	180,153
$750.0 million Senior Secured Revolving Credit Facility	4.31%	4.31%	2015	128,000	307,000
€529.8 million Breakaway One Loan(1)	2.18%	1.90%	2025	118,651	49,768
€529.8 million Breakaway Two Loan(1)	4.50%	4.50%	2026	49,768	49,768
€40.0 million Pride of America Commercial Loan(1)	3.28% - 7.35%	3.05% - 7.35%	2017	26,215	27,384
€126 million Norwegian Jewel Term Loan	2.11%	—	2016	10,212	—
€126 million Norwegian Jade Term Loan	2.11%	—	2017	10,212	—
Capital lease obligations	3.75% - 5.00%	3.75% - 4.74%	2014	6,313	10,799

Total debt				3,038,081	3,204,085
Less: current portion of long-term debt				(200,582)	(78,237)

Total long-term debt				$2,837,499	$3,125,848

(1)	Currently U.S. dollar-denominated.
(2)	Net of unamortized original issue discount of $4.1 million and $4.7 million at December 31, 2011 and 2010, respectively.

Costs incurred in connection with the arranging of loan financing have been deferred and are amortized over the life of the loan agreement. The amortization included in interest expense, net of capitalized interest was $26.1 million, $26.8 million (including a $6.4 million write-off of deferred financing fees) and $23.2 million (including a $6.7 million write-off of deferred financing fees) for the years ended December 31, 2011, 2010 and 2009, respectively.

Our debt agreements contain covenants that, among other things, require us to maintain a minimum level of liquidity, as well as limit our net funded debt-to-capital ratio, maintain certain other ratios and restrict our ability to pay dividends. Our ships and substantially all other property and equipment are pledged as collateral for our debt. We believe we were in compliance with these covenants as of December 31, 2011. There are no restrictions in the agreements that limit intercompany borrowings or dividends between our subsidiaries that would impact our ability to meet our cash obligations.

The following are scheduled principal repayments on long-term debt including capital lease obligations as of December 31, 2011 for each of the next five years (in thousands):

Year	Amount
2012	$200,582
2013	218,514
2014	239,979
2015	399,355
2016	735,548
Thereafter	1,244,103

Total	$3,038,081

We had an accrued interest liability of $22.3 million and $22.0 million as of December 31, 2011 and 2010, respectively.

Related Party Disclosures	12 Months Ended
Dec. 31, 2012
Related Party Disclosures [Abstract]
Related Party Disclosures
5.	Related Party Disclosures

Transactions with Genting HK, the Apollo Funds and the TPG Viking Funds

As of December 31, 2011, our shareholders and their share ownership were as follows:

Shareholder	Number of Shares	Percentage Ownership
Genting HK (1)	10,500,000	50.0%
Apollo Funds (2)	7,875,000	37.5%
TPG Viking Funds (3)	2,625,000	12.5%

(1)	Genting HK owns its ordinary shares indirectly through Star NCLC Holdings Ltd., a Bermuda wholly-owned subsidiary.
(2)	The Apollo Funds own their ordinary shares indirectly through NCL Investment Ltd., a Bermuda company (2,795,968 ordinary shares) and NCL Investment II Ltd., a Cayman Islands company (5,079,032 ordinary shares).
(3)	The TPG Viking Funds own their ordinary shares through TPG Viking I, L.P., a Cayman Islands exempted limited partnership (1,957,525 ordinary shares), TPG Viking II, L.P., a Cayman Islands exempted limited partnership (576,118 ordinary shares) and TPG Viking AIV-III, L.P., a Delaware limited partnership (91,357 ordinary shares).

In July 2010, we agreed to extend the Charter of Norwegian Sky from Genting HK to December 31, 2012. The agreement includes two one-year extension options which require the mutual consent of each party. The agreement also provides us with an option to purchase the ship during the Charter period.

In December 2009, we reduced additional capital by $3.5 million pertaining to certain estimated tax positions relating to transactions amongst entities under common control.

In November 2009, we returned Norwegian Majesty, which had been operated by us pursuant to a Charter agreement, to Genting HK.

In July 2009, we entered into an agreement with Harrah's Operating Company, Inc. (now known as Caesars Entertainment Operating Corporation) establishing a marketing alliance which incorporates marketing resources and cross company marketing, purchasing and loyalty programs as well as customer and business intelligence capabilities for a term of three years. Caesars Entertainment Operating Corporation is owned by Affiliates of both Apollo and TPG Capital.

In June 2009, the distribution of the S.S. United States to Genting HK resulted in an equity transaction which reduced property and equipment and additional paid-in capital by $15.0 million.

In April 2009, we received $15.1 million from Genting HK for reimbursements in connection with improvements to Norwegian Dream which left our fleet upon expiration of the relevant Charter agreement.

In April 2009, we increased our authorized share capital from $30,000 to $48,000 by authorizing 15,000,000 additional ordinary shares of $.0012 par value, resulting in an aggregate authorized share capital of 40,000,000 ordinary shares of $.0012 par value. Following this increase, we received $100.0 million from our shareholders and issued an additional 1,000,000 ordinary shares of $.0012 par value to our shareholders pro rata in accordance with their percentage ownership resulting in an aggregate 21,000,000 ordinary shares of $.0012 par value issued and outstanding as of December 31, 2011 and 2010.

Fair Value Measurements And Derivatives	12 Months Ended
Dec. 31, 2012
Fair Value Measurements And Derivatives [Abstract]
Fair Value Measurements And Derivatives
6.	Fair Value Measurements and Derivatives

Fair value is defined as the price at which an orderly transaction to sell an asset or to transfer a liability would take place between market participants at the measurement date under current market conditions (that is, an exit price at the measurement date from the perspective of a market participant that holds the asset or owes the liability).

Fair Value Hierarchy

The following hierarchy for inputs used in measuring fair value should maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available:

Level 1	Quoted prices in active markets for identical assets or liabilities that are accessible at the measurement dates.

Level 2	Significant other observable inputs that are used by market participants in pricing the asset or liability based on market data obtained from independent sources.

Level 3	Significant unobservable inputs we believe market participants would use in pricing the asset or liability based on the best information available.

Derivatives

We are exposed to market risk attributable to changes in interest rates, foreign currency exchange rates and fuel prices. We attempt to minimize these risks through a combination of our normal operating and financing activities and through the use of derivatives. We assess whether derivatives used in hedging transactions are "highly effective" in offsetting changes in the cash flow of our hedged forecasted transactions. We use regression analysis for this hedge relationship and high effectiveness is achieved when a statistically valid relationship reflects a high degree of offset and correlation between the fair values of the derivative and the hedged forecasted transaction. Cash flows from the derivatives are classified in the same category as the cash flows from the underlying hedged transaction. The determination of ineffectiveness is based on the amount of dollar offset between the cumulative change in fair value of the derivative and the cumulative change in fair value of the hedged transaction at the end of the reporting period. If it is determined that a derivative is not highly effective as a hedge then the amount recognized in accumulated other comprehensive income (loss) is released to earnings when the hedged transaction affects earnings. If the hedged forecasted transaction is no longer probable of occurring, then the cumulative change in accumulated other comprehensive income (loss) is recognized immediately in earnings. In addition, the ineffective portion of our highly effective hedges is recognized in earnings immediately and reported in other income (expense) in our consolidated statements of operations. There are no amounts excluded from the assessment of hedge effectiveness and there are no credit-risk-related contingent features in our derivative agreements.

We monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Credit risk, including but not limited to counterparty non-performance under derivatives and our revolving credit facility, is not considered significant, as we primarily conduct business with large, well-established financial institutions and insurance companies that we have well-established relationships with and that have credit risks acceptable to us or the credit risk is spread out among a large number of creditors. We do not anticipate non-performance by any of our significant counterparties.

The following table sets forth our derivatives measured at fair value and discloses the balance sheet location (in thousands):

	December 31, 2011	December 31, 2010
Fuel swaps designated as hedging instruments:
Prepaid expenses and other assets	$5,484	$10,694
Other long-term assets	—	651
Other long-term liabilities	440	—

Fuel collars designated as hedging instruments:
Prepaid expenses and other assets	4,377	—
Other long-term assets	740	—

Fuel options not designated as hedging instruments:
Accrued expenses and other liabilities	1,278	—
Other long-term liabilities	1,670	—

Foreign currency options designated as hedging instruments:
Other long-term liabilities	15,927	1,105

These derivatives were categorized as Level 2 in the fair value hierarchy, and we had no derivatives or other financial instruments categorized as Level 1 or Level 3. Fair value of our derivatives is derived using valuation models that utilize the income valuation approach. These valuation models take into account the contract terms, as well as other inputs such as fuel types, fuel curves, exchange rates, volatility, creditworthiness of the counterparty and the Company, as well as other data points.

Fuel Swaps

As of December 31, 2011, we had fuel swaps maturing through December 31, 2013 which are used to mitigate the financial impact of volatility in fuel prices pertaining to approximately 210 thousand metric tons and 99 thousand metric tons of our projected fuel purchases in 2012 and 2013, respectively.

The changes in fair value of the fuel swaps which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Gain (loss) recognized in other comprehensive income (loss)— effective portion	$(6,758)	$2,786	$8,313
Gain recognized in other income (expense)—ineffective portion	457	140	170

	$(6,301)	$2,926	$8,483

Fuel Collars and Options

As of December 31, 2011, we had fuel collars and fuel options maturing through December 31, 2013 which are used to mitigate the financial impact of increases in fuel prices pertaining to approximately 108 thousand metric tons and 36 thousand metric tons of our projected fuel purchases in 2012 and 2013, respectively.

The changes in fair value of the fuel collars which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Loss recognized in other comprehensive income (loss) – effective portion	$(147)	$—	$—
Loss recognized in other income (expense) – ineffective portion	(302)	—	—

	$(449)	$—	$—

The changes in fair value of the fuel options which were not designated as hedging instruments were as follows (in thousands):

	00000	00000	00000
	Year Ended December 31,
	2011	2010	2009
Gain recognized in other income (expense)	$2,422	$—	$—

Foreign Currency Options

Our exposure to market risk for fluctuations in foreign currency exchange rates relates primarily to ship construction contracts. As of December 31, 2011, we had foreign currency options consisting of call options with deferred premiums to hedge the exposure to upward movements in foreign currency exchange rate risk related to our ship construction contracts denominated in euros. If the spot rate at the date the ships are delivered is less than the strike price under these option contracts we would pay the deferred premium and not exercise the foreign currency options. The notional amount of our foreign currency options was €385 million, or $499 million based on the euro/U.S. dollar exchange rate as of December 31, 2011.

The changes in fair value of the foreign currency options which were designated as cash flow hedges were as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Loss recognized in other comprehensive income (loss)—effective portion	$(14,583)	$(1,125)	$—
Gain (loss) recognized in other income (expense)—ineffective portion	(239)	20	—

	$(14,822)	$(1,105)	$—

Interest Rate Swap

In 2010 and 2009, we had an interest rate swap which matured in October 2010.

The changes in fair value of the interest rate swap which were not designated as a hedging instrument were as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Loss recognized in other income (expense)	$—	$(623)	$(5,527)

Foreign Currency Forward Contract

In 2010 and 2009, we had a forward contract which settled in June 2010.

The changes in fair value of a foreign currency forward contract not designated as a hedging instrument were as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Gain (loss) recognized in other income (expense)	$—	$(33,061)	$20,583

Fuel Derivative Contracts

In 2009, we had fuel derivatives which settled throughout the year.

The changes in fair value of fuel derivative contracts not designated as hedging instruments were as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Gain recognized in other income (expense)	$—	$—	$20,399

Other

The carrying amounts reported in the consolidated balance sheets of all other financial assets and liabilities approximate fair value.

Long-Term Debt

As of December 31, 2011 and December 31, 2010, the fair value of our long-term debt, including the current portion, was $3,113.9 million and $3,263.7 million, respectively, which was $75.8 million and $59.6 million higher, respectively, than the carrying values. The difference between the fair value and carrying value of our long-term debt is due to our fixed and variable rate debt obligations carrying interest rates that are above or below market rates at the measurement dates. The fair value of our long-term debt was calculated based on estimated rates for the same or similar instruments with similar terms and remaining maturities.

Market risk associated with our long-term variable rate debt is the potential increase in interest expense from an increase in interest rates.

Non-recurring Measurements of Non-financial Assets

Goodwill and other long-lived assets, principally tradenames, are reviewed for impairment on an annual basis or earlier if there is an event or change in circumstances that would indicate that the carrying value of these assets could not be fully recovered.

If the carrying amount of the asset exceeds the estimated expected undiscounted future cash flows, we measure the amount of the impairment by comparing the carrying amount of the asset to its fair value. We estimate fair value based on the best information available making whatever estimates, judgments and projections considered necessary. The estimation of fair value measured by discounting expected future cash flows at discount rates commensurate with the risk involved are considered Level 3 inputs. We do not believe that we have any impairment to our goodwill or tradenames as of December 31, 2011. We believe our estimates and judgments with respect to our goodwill and tradenames are reasonable. Nonetheless, if there was a material change in assumptions used in the determination of such fair values or if there is a material change in the conditions or circumstances that influence such assets, we could be required to record an impairment charge.

Employee Benefits And Share Option Plans	12 Months Ended
Dec. 31, 2012
Employee Benefits And Share Option Plans [Abstract]
Employee Benefits And Share Option Plans
7.	Employee Benefits and Share Option Plans

Profits Sharing Agreement

In 2009, we adopted a profits sharing agreement which authorizes us to grant profits interests in the Company to certain key employees. These interests generally vest with the holders based on a combination of performance-based and time-based vesting metrics, each as specified in the profits sharing agreement and each holder's award agreement. The Genting HK, Apollo Funds and the TPG Viking Funds are entitled to initially receive any distributions made by the Company, pro rata based on their shareholdings in the Company. Once the Genting HK, Apollo Funds and the TPG Viking Funds receive distributions in excess of certain hurdle amounts specified in the profits sharing agreement and each holder's award agreement, each vested profits interest award generally entitles the holder of such award to a portion of such excess distribution amount.

Profits interests, generally consisting of fifty percent of "Time-Based Units" ("TBUs") and fifty percent of "Performance-Based Units" ("PBUs"), were granted to senior management. The TBUs generally vest over five years and upon a distribution event, the vesting amount of the PBUs is based on the amount of proceeds that are realized above certain hurdles.

The termination of employment results in forfeiture of any non-vested TBUs and all PBUs. TBUs that are vested can be either continued by the Company or cancelled and paid to the employee. Cancellation can take place anytime after termination but not before two years after the grant date.

The fair value of the profits interests was computed using a binomial (lattice) model using the following assumptions:

	2011	2010	2009
Dividend yield	0%	0%	0%
Expected stock price volatility	50.00%	50.00%	59.20%
Risk-free interest rate	1.41%	1.41%	3.39%
Expected unit life	3 years	3 years	3 years

Expected stock price volatility was based on annual volatilities of comparable companies in our industry based on three years of historical data. Risk-free interest rates were adjusted to the average risk-free rates applicable at the grant date. The expected unit life was calculated with the expectation of a distribution event occurring within a three-year period. We estimated forfeitures based on our historical termination rates for the last three years.

The aggregate fair value for the profits interests as of December 31, 2011 was comprised of $12.9 million for PBUs and $8.1 million for TBUs. Total share-based compensation expense recognized for the years ended December 31, 2011, 2010 and 2009 was $1.2 million, $2.5 million and $3.7 million, respectively, and was recorded in marketing, general and administrative expense. As of December 31, 2011, there was $0.7 million of total unrecognized compensation expense related to TBU non-vested shares. As of December 31, 2011, there was no aggregate intrinsic value of options outstanding and exercisable. Pertinent information covering the profits interests pursuant to the profits sharing agreement was as follows:

	Number of Shares		TBUs Weighted- Average Price	PBUs Weighted- Average Price
	TBUs	PBUs
Outstanding as of December 31, 2010	363,100	545,500	$19.67	$20.38
Granted	28,750	24,500	$11.00	$18.36
Forfeited	(7,500)	(10,500)	$12.01	$17.73

Outstanding as of December 31, 2011	384,350	559,500	$19.17	$20.34

Vested as of December 31, 2011	189,050	116,000	$22.32	$28.40

Non-vested as of December 31, 2011	195,300	443,500	$16.12	$18.23

Employee Benefit Plans

Certain of our employees are employed pursuant to agreements that provide for severance payments. Severance is generally only payable upon an involuntary termination of the employee's employment by us without cause or a termination by the employee for good reason. Severance generally includes a cash payment based on the employee's base salary (and in some cases, bonus), and our payment of the employee's continued medical benefits for the applicable severance period. During 2008, we entered into a severance agreement with our former chief executive officer. As of December 31, 2011, the remaining liability was $12.2 million, which includes a fully vested co-investment profits interest award granted under the profits sharing agreement described above.

We maintain annual incentive bonus plans for our executive officers and other key employees. Bonuses under these plans become earned and payable based on both the Company's and each individual's performance during the applicable performance period and the individual's continued employment. Company performance criteria include the attainment of certain financial targets and other strategic objectives.

We maintain a 401(k) Plan for our shoreside employees, including our executive officers. Participants may contribute up to 100% of eligible compensation each pay period, subject to certain limitations. We make matching contributions equal to 100% of the first 3% and 50% of the next 4% – 10% of each participant's contributions, and our matching contributions may not exceed 6% of each participant's compensation. Our matching contributions are vested according to a five-year schedule. The 401(k) Plan is subject to the provisions of ERISA and is intended to be qualified under section 401(a) of the U.S. Internal Revenue Code (the "Code").

Our contributions are reduced by contributions forfeited by those employees who leave the 401(k) Plan prior to vesting fully in the contributions. Forfeited contributions of $0.2 million, $0.2 million and $0.3 million were utilized in each of the years ended December 31, 2011, 2010 and 2009, respectively.

We maintain a Supplemental Executive Retirement Plan ("SERP"), which is a legacy unfunded defined contribution plan for certain of our executives who were employed by the Company in an executive capacity prior to 2008. The SERP was frozen to future participation following that date. The SERP provides for Company contributions on behalf of the participants to compensate them for the benefits that are limited under the 401(k) Plan. We credit participants under the SERP for amounts that would have been contributed by us to the Company's previous Defined Contribution Retirement Plan and the former 401(k) Plan without regard to any limitations imposed by the Code. Participants do not make any elective contributions under this plan. As of December 31, 2011 and 2010, the aggregate balance of participants' deferred compensation accounts under the SERP Plan was $0.7 million and $0.9 million, respectively.

We recorded expenses related to the above 401(k) Plan and SERP of $2.6 million, $2.7 million and $3.1 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Effective January 2009, we implemented the Shipboard Retirement Plan which computes benefits based on years of service, subject to eligibility requirements of the Shipboard Retirement Plan. The Shipboard Retirement Plan is unfunded with no plan assets. The projected benefit obligation of $1.0 million and $0.8 million was included in accrued expenses and other liabilities as of December 31, 2011 and 2010, respectively, and $12.3 million and $8.7 million was included in other long-term liabilities in our consolidated balance sheet as of December 31, 2011 and 2010, respectively. The amounts related to the Shipboard Retirement Plan were as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Pension expense:
Service cost	$1,072	$980	$991
Interest cost	531	481	497
Amortization of prior service cost	378	378	378
Amortization of actuarial gain	—	(29)	—

Total pension expense	$1,981	$1,810	$1,866

Change in projected benefit obligation:
Projected benefit obligation at beginning of year	$9,478	$8,017	$7,939
Service cost	1,072	980	991
Interest cost	531	481	497
Actuarial loss (gain)	2,993	—	(1,410)
Direct benefit payments	(745)	—	—

Projected benefit obligation at end of year	$13,329	$9,478	$8,017

Amounts recognized in the consolidated balance sheets:
Projected benefit obligation	$13,329	$9,478	$8,017

Amounts recognized in accumulated other comprehensive income (loss):
Prior service cost	$(6,805)	$(7,183)	$(7,561)
Accumulated actuarial gain (loss)	(1,612)	1,381	1,410

Accumulated other comprehensive income (loss)	$(8,417)	$(5,802)	$(6,151)

The discount rates used in the net periodic benefit cost calculation for the years ended December 31, 2011, 2010 and 2009 were 5.5%, 6.0% and 8.0%, respectively, and the actuarial gain is amortized over 20.26 years. The discount rate is used to measure and recognize obligations, including adjustments to other comprehensive income (loss), and to determine expense during the periods. It is determined by using bond indices which reflect yields on a broad maturity and industry universe of high-quality corporate bonds.

The pension benefits expected to be paid in each of the next five years and in aggregate for the five years thereafter are as follows (in thousands):

Year	Amount
2012	$952
2013	658
2014	671
2015	694
2016	745
Next five years	4,966

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
8.	Income Taxes

We are incorporated in Bermuda, and our subsidiary, Arrasas Limited, is incorporated in the Isle of Man. Generally, we are not subject to income tax in respect of activities undertaken outside these countries.

Under current Bermuda law, we are not subject to tax on income or capital gains. We have received from the Minister of Finance under The Exempted Undertakings Tax Protection Act 1966, as amended, an assurance that, in the event that Bermuda enacts legislation imposing tax computed on profits, income, any capital asset, gain or appreciation, or any tax in the nature of estate duty or inheritance, then the imposition of any such tax shall not be applicable to us or to any of our operations or shares, debentures or other obligations, until March 31, 2035.

We previously had operations in Norway through NCL Holdings ASA ("NCLHA") and its subsidiaries. Deferred tax assets and liabilities that relate to these prior operations are comprised of the following (in thousands):

	December 31,
	2011	2010
Deferred tax assets:
Loss carryforwards	$32,735	$38,499
Shares in NCL Cruises Ltd.	64,618	70,183
Pension obligation	418	479
Other	140	188

	97,911	109,349
Valuation allowance	(97,911)	(109,349)

Total net deferred taxes	$—	$—

Taxable losses in Norway can be carried forward indefinitely. Total losses available for carry forward related to NCLHA as of December 31, 2011 and 2010 are $116.9 million and $137.4 million, respectively.

In January 2008, NCL Corporation Ltd. became a partnership for U.S. federal income tax purposes and therefore incurs no U.S. Federal or State income tax liability. Each partner is required to take into account its allocable share of items of income, gain, loss and deduction of the partnership in computing its U.S. federal income tax liability, regardless of whether or not cash distributions are made.

Through 2009, income derived from our U.S.-flagged operation, net of applicable deductions, generally would have been subject to U.S. federal income taxation (generally at a rate of 35%) and state and local taxes. U.S.-sourced dividends and interest paid by our U.S.-flagged operation generally would have been subject to a 30% withholding tax, unless exempt under one of various exceptions.

In December 2009, NCL America Holdings, Inc., the tax owner of the assets of our U.S.-flagged operation, was converted to a limited liability company under Delaware law which resulted in a complete liquidation for U.S. income tax purposes. Thus, subsequent to December 2009, taxes on the income from our U.S.-flagged operation are imposed on our shareholders and we may distribute funds to our shareholders to pay such taxes, or in some cases, pursuant to section 1446 of the Code, withhold such taxes at the partnership level.

Commitments And Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies [Abstract]
Commitments And Contingencies
9.	Commitments and Contingencies

Operating Leases

Total expense under non-cancelable operating lease commitments, primarily for offices, motor vehicles and office equipment was $9.1 million, $12.4 million and $11.0 million for the years ended December 31, 2011, 2010 and 2009, respectively.

As of December 31, 2011, minimum annual rentals for non-cancelable leases with initial or remaining terms in excess of one year were as follows (in thousands):

Year	Amount
2012	$6,669
2013	6,454
2014	6,008
2015	5,222
2016	4,746
Thereafter	15,199

Total	$44,298

Rental payments applicable to such operating leases are recognized on a straight-line basis over the term of the lease.

Ship Construction Contracts

In September 2010, we reached an agreement with a shipyard to build two new next generation Freestyle Cruising ships Norwegian Breakaway and Norwegian Getaway with financing commitments in place from a syndicate of banks for export credit financing. These ships, each at approximately 144,000 Gross Tons and 4,000 Berths, are scheduled for delivery in the second quarter of 2013 and 2014, respectively. The aggregate contract price of the two ships is approximately €1.2 billion, or $1.6 billion based on the euro/U.S. dollar exchange rate as of December 31, 2011. In connection with the contracts to build the two ships, we do not anticipate any contractual breaches or cancellation to occur. However, if any would occur, it could result in, among other things, the forfeiture of prior deposits or payments made by us and potential claims and impairment losses which may materially impact our business, financial condition and results of operations.

Material Litigation

In July 2009, a class action complaint was filed against NCL (Bahamas) Ltd. in the United States District Court, Southern District of Florida, on behalf of a purported class of crew members alleging inappropriate deductions of their wages pursuant to the Seaman's Wage Act and wrongful termination resulting in a loss of retirement benefits. In December 2010, the Court denied the plaintiffs' Motion for Class Certification. In February 2011, the plaintiffs filed a Motion for Reconsideration as to the Court's Order on Class Certification which was denied. The individual plaintiffs' claims remain and, accordingly, we are vigorously defending this action and are not able at this time to estimate the impact of these proceedings.

In May 2011, a class action complaint was filed against NCL (Bahamas) Ltd. in the United States District Court, Southern District of Florida, on behalf of a purported class of crew members alleging inappropriate deductions of their wages pursuant to the Seaman's Wage Act and breach of contract. We are vigorously defending this action and are not able at this time to estimate the impact of these proceedings.

In the normal course of our business, various other claims and lawsuits have been filed or are pending against us. Most of these claims and lawsuits are covered by insurance and, accordingly, the maximum amount of our liability is typically limited to our deductible amount. Nonetheless, the ultimate outcome of these claims and lawsuits that are not covered by insurance cannot be determined at this time. We have evaluated our overall exposure with respect to all of our threatened and pending litigation and, to the extent required, we have accrued amounts for all estimable probable losses associated with our deemed exposure. We are currently unable to estimate any other potential contingent losses beyond those accrued, as discovery is not complete nor is adequate information available to estimate such range of loss or potential recovery. We intend to vigorously defend our legal position on all claims and, to the extent necessary, seek recovery.

Port Facility Commitments

As of December 31, 2011, future commitments to pay for usage of certain port facilities were as follows (in thousands):

Year	Amount
2012	$22,527
2013	22,386
2014	25,032
2015	22,589
2016	21,634
Thereafter	31,603

Total	$145,771

The U.S. Federal Maritime Commission requires evidence of financial responsibility for those offering transportation on passenger ships operating out of U.S. ports to indemnify passengers in the event of non-performance of the transportation. Accordingly, we are required to maintain a $15.0 million third-party performance guarantee on our behalf in respect of liabilities for non-performance of transportation and other obligations to passengers. Proposed regulations would revise the financial requirements with respect to both death/injury and non-performance coverages. Also we have a legal requirement for us to maintain a security guarantee based on cruise business originated from the United Kingdom and have a bond with the Association of British Travel Agents currently valued at British Pound Sterling 2.1 million. We also are required to establish financial responsibility by other jurisdictions to meet liability in the event of non-performance of our obligations to passengers from those jurisdictions.

Other

Certain of our service providers have required collateral in the normal course of our business including liens on certain of our ships. The amount of collateral may change based on certain terms and conditions. During the year ended December 31, 2010, our service providers released in aggregate $89.3 million of collateral which was previously included in other long-term assets in our consolidated balance sheet.

Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information
10.	Supplemental Cash Flow Information

For the years ended December 31, 2011, 2010 and 2009 we paid interest and related fees of $186.7 million, $254.8 million and $150.4 million, respectively.

For the year ended December 31, 2009, we had non-cash financing activities of $297.8 million in connection with the transfers of Norwegian Sky, Norwegian Majesty and Norwegian Dream, as well as the distribution of the S.S. United States to Genting HK. We also had $3.5 million pertaining to certain estimated tax positions relating to transactions amongst entities under common control. In addition, we had $37.1 million of deferred financing fees capitalized and accrued associated with amendments to our debt agreements, $6.9 million of non-cash activities in connection with our Shipboard Retirement Plan and $1.0 million for a note receivable.

For the years ended December 31, 2011 and 2010, we had no non-cash activities related to capital leases. For the year ended December 31, 2009, we had non-cash investing activities related to capital leases of $6.6 million.

Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Guarantor Subsidiaries
11.	Guarantor Subsidiaries

The $450.0 million 11.75% Senior Secured Notes due 2016 issued by us are guaranteed by certain of our subsidiaries with first-priority mortgage liens on four of our ships, Norwegian Star, Norwegian Spirit, Norwegian Sun and Norwegian Dawn, and a first-priority security interest in all earnings, proceeds of insurance and certain other interests related to these ships, subject to certain exceptions and permitted liens. These subsidiary guarantors are 100% owned subsidiaries of NCL Corporation Ltd. and we have fully and unconditionally guaranteed these notes, subject to customary automatic release provisions, on a joint and several basis.

The following condensed consolidating financial statements for NCL Corporation Ltd., the non-guarantor subsidiaries and combined guarantor subsidiaries presents condensed consolidating statements of operations for the years ended December 31, 2011, 2010 and 2009, condensed consolidating balance sheets as of December 31, 2011 and December 31, 2010, and condensed consolidating statements of cash flows for the years ended December 31, 2011, 2010 and 2009, using the equity method of accounting, as well as elimination entries necessary to consolidate the parent company and all of its subsidiaries.

The outstanding debt resides with the primary obligor. Interest expense was allocated based on the appraised value of the ships, and marketing, general and administrative expense was allocated based on Capacity Days. Management fee represents the charge for the allocation of interest expense to the subsidiaries.

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$443,691	$1,119,672	$—	$1,563,363
Onboard and other	—	196,630	459,331	—	655,961

Total revenue	—	640,321	1,579,003	—	2,219,324

Cruise operating expense
Commissions, transportation and other	—	117,159	293,550	—	410,709
Onboard and other	—	53,117	116,212	—	169,329
Payroll and related	—	87,192	203,630	—	290,822
Fuel	—	89,091	154,412	—	243,503
Food	—	38,550	86,383	—	124,933
Other	—	73,776	154,804	—	228,580

Total cruise operating expense	—	458,885	1,008,991	—	1,467,876

Other operating expense
Marketing, general and administrative	—	94,472	156,879	—	251,351
Depreciation and amortization	—	55,939	128,046	—	183,985

Total other operating expense	—	150,411	284,925	—	435,336

Operating income	—	31,025	285,087	—	316,112

Non-operating income (expense)
Interest income	—	—	38	—	38
Interest expense, net of capitalized interest	(83,575)	(30,470)	(159,755)	83,575	(190,225)
Management fee	83,575	—	—	(83,575)	—
Other income (expense)	2,329	52	(1,447)	—	934
Equity in earnings of subsidiaries	124,530	—	—	(124,530)	—

Total non-operating income (expense)	126,859	(30,418)	(161,164)	(124,530)	(189,253)

Net income	$126,859	$607	$123,923	$(124,530)	$126,859

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$458,763	$953,022	$—	$1,411,785
Onboard and other	—	193,075	407,268	—	600,343

Total revenue	—	651,838	1,360,290	—	2,012,128

Cruise operating expense
Commissions, transportation and other	—	129,744	249,788	—	379,532
Onboard and other	—	51,941	101,196	—	153,137
Payroll and related	—	83,272	182,118	—	265,390
Fuel	—	82,071	125,139	—	207,210
Food	—	39,164	74,900	—	114,064
Other	—	73,044	154,799	—	227,843

Total cruise operating expense	—	459,236	887,940	—	1,347,176

Other operating expense
Marketing, general and administrative	—	106,529	157,623	—	264,152
Depreciation and amortization	—	56,027	114,164	—	170,191

Total other operating expense	—	162,556	271,787	—	434,343

Operating income	—	30,046	200,563	—	230,609

Non-operating income (expense)
Interest income	3	—	97	—	100
Interest expense, net of capitalized interest	(107,631)	(29,854)	(143,918)	107,631	(173,772)
Management fee	107,631	—	—	(107,631)	—
Other expense	(33,497)	(192)	(262)	—	(33,951)
Equity in earnings of subsidiaries	56,480	—	—	(56,480)	—

Total non-operating income (expense)	22,986	(30,046)	(144,083)	(56,480)	(207,623)

Net income	$22,986	$—	$56,480	$(56,480)	$22,986

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenue
Passenger ticket	$—	$430,432	$862,379	$—	$1,292,811
Onboard and other	—	188,241	374,152	—	562,393

Total revenue	—	618,673	1,236,531	—	1,855,204

Cruise operating expense
Commissions, transportation and other	—	130,221	247,157	—	377,378
Onboard and other	—	53,391	104,939	—	158,330
Payroll and related	—	79,678	172,747	—	252,425
Fuel	—	66,766	95,917	—	162,683
Food	—	42,619	76,280	—	118,899
Other	—	63,906	156,173	—	220,079

Total cruise operating expense	—	436,581	853,213	—	1,289,794

Other operating expense
Marketing, general and administrative	—	102,239	139,376	—	241,615
Depreciation and amortization	—	56,831	95,869	—	152,700

Total other operating expense	—	159,070	235,245	—	394,315

Operating income	—	23,022	148,073	—	171,095

Non-operating income (expense)
Interest income	1	—	835	—	836
Interest expense, net of capitalized interest	(67,063)	(23,153)	(92,197)	67,063	(115,350)
Management fee	67,063	—	—	(67,063)	—
Other income (expense)	(5,679)	623	15,427	—	10,371
Equity in earnings of subsidiaries	72,630	—	—	(72,630)	—

Total non-operating income (expense)	66,952	(22,530)	(75,935)	(72,630)	(104,143)

Net income	$66,952	$492	$72,138	$(72,630)	$66,952

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$7,133	$51,793	$—	$58,926
Accounts receivable, net	—	1,852	6,307	—	8,159
Due from Affiliate, net	2,451,062	—	—	(2,451,062)	—
Inventories	—	10,983	25,251	—	36,234
Prepaid expenses and other assets	13,287	5,840	29,697	—	48,824

Total current assets	2,464,349	25,808	113,048	(2,451,062)	152,143
Property and equipment, net	—	1,227,082	3,413,011	—	4,640,093
Goodwill and tradenames	602,792	—	—	—	602,792
Other long-term assets	56,972	—	110,411	—	167,383
Investment in subsidiaries	215,969	—	—	(215,969)	—

Total assets	$3,340,082	$1,252,890	$3,636,470	$(2,667,031)	$5,562,411

Liabilities and Shareholders' Equity
Current liabilities:
Current portion of long-term debt	$46,029	$—	$154,553	$—	$200,582
Accounts payable	—	608	79,719	—	80,327
Accrued expenses and other liabilities	26,815	44,556	139,694	—	211,065
Due to Affiliates, net	—	764,978	1,686,084	(2,451,062)	—
Advance ticket sales	—	—	325,472	—	325,472

Total current liabilities	72,844	810,142	2,385,522	(2,451,062)	817,446
Long-term debt	1,401,563	—	1,435,936	—	2,837,499
Other long-term liabilities	21,212	2,416	39,375	—	63,003

Total liabilities	1,495,619	812,558	3,860,833	(2,451,062)	3,717,948

Commitments and contingencies
Shareholders' equity:
Ordinary shares	25	24	87,818	(87,842)	25
Additional paid-in capital	2,331,973	379,946	231,495	(611,441)	2,331,973
Accumulated other comprehensive loss	(19,794)	—	(8,418)	8,418	(19,794)
Retained earnings (deficit)	(467,741)	60,362	(535,258)	474,896	(467,741)

Total shareholders' equity	1,844,463	440,332	(224,363)	(215,969)	1,844,463

Total liabilities and shareholders' equity	$3,340,082	$1,252,890	$3,636,470	$(2,667,031)	$5,562,411

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING BALANCE SHEET

AS OF DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$7,833	$47,214	$—	$55,047
Accounts receivable, net	1,314	403	6,162	—	7,879
Due from Affiliate, net	2,625,297	—	—	(2,625,297)	—
Inventories	—	11,116	21,647	—	32,763
Prepaid expenses and other assets	10,943	5,064	26,545	—	42,552

Total current assets	2,637,554	24,416	101,568	(2,625,297)	138,241
Property and equipment, net	—	1,247,212	3,392,069	—	4,639,281
Goodwill and tradenames	602,792	—	—	—	602,792
Other long-term assets	65,981	25	126,051	—	192,057
Investment in subsidiaries	92,843	—	—	(92,843)	—

Total assets	$3,399,170	$1,271,653	$3,619,688	$(2,718,140)	$5,572,371

Liabilities and Shareholders' Equity
Current liabilities:
Current portion of long-term debt	$—	$—	$78,237	$—	$78,237
Accounts payable	—	998	63,401	—	64,399
Accrued expenses and other liabilities	24,298	46,086	146,117	—	216,501
Due to Affiliates, net	—	782,806	1,842,491	(2,625,297)	—
Advance ticket sales	—	—	294,180	—	294,180

Total current liabilities	24,298	829,890	2,424,426	(2,625,297)	653,317
Long-term debt	1,626,012	—	1,499,836	—	3,125,848
Other long-term liabilities	8,334	2,038	42,308	—	52,680

Total liabilities	1,658,644	831,928	3,966,570	(2,625,297)	3,831,845

Commitments and contingencies

Shareholders' equity:
Ordinary shares	25	24	87,818	(87,842)	25
Additional paid-in capital	2,330,792	379,946	230,283	(610,229)	2,330,792
Accumulated other comprehensive income (loss)	4,309	—	(5,802)	5,802	4,309
Retained earnings (deficit)	(594,600)	59,755	(659,181)	599,426	(594,600)

Total shareholders' equity	1,740,526	439,725	(346,882)	(92,843)	1,740,526

Total liabilities and shareholders' equity	$3,399,170	$1,271,653	$3,619,688	$(2,718,140)	$5,572,371

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2011

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$126,859	$607	$123,923	$(124,530)	$126,859
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	11,405	55,939	143,705	—	211,049
Gain on derivatives	(2,338)	—	—	—	(2,338)
Share-based compensation expense	—	—	1,211	—	1,211
Equity in earnings of subsidiaries	(124,530)	—	—	124,530	—
Changes in operating assets and liabilities:
Accounts receivable, net	1,314	(1,449)	(145)	—	(280)
Inventories	—	133	(3,604)	—	(3,471)
Prepaid expenses and other assets	(3,840)	(751)	327	—	(4,264)
Accounts payable	—	(390)	16,318	—	15,928
Accrued expenses and other liabilities	171,860	(18,980)	(168,756)	—	(15,876)
Advance ticket sales	—	—	28,172	—	28,172

Net cash provided by operating activities	180,730	35,109	141,151	—	356,990

Cash flows from investing activities
Additions to property and equipment	—	(35,809)	(148,988)	—	(184,797)

Net cash used in investing activities	—	(35,809)	(148,988)	—	(184,797)

Cash flows from financing activities
Repayments of long-term debt	(363,000)	—	(76,959)	—	(439,959)
Proceeds from long-term debt	184,000	—	89,375	—	273,375
Other	(1,730)	—	—	—	(1,730)

Net cash provided by (used in) financing activities	(180,730)	—	12,416	—	(168,314)

Net increase (decrease) in cash and cash equivalents	—	(700)	4,579	—	3,879
Cash and cash equivalents at beginning of year	—	7,833	47,214	—	55,047

Cash and cash equivalents at end of year	$—	$7,133	$51,793	$—	$58,926

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2010

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$22,986	$—	$56,480	$(56,480)	$22,986
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	10,768	56,027	125,118	—	191,913
Loss on derivatives	603	—	—	—	603
Write-off of deferred financing fees	1,751	—	4,659	—	6,410
Share-based compensation expense	—	—	2,520	—	2,520
Equity in earnings of subsidiaries	(56,480)	—	—	56,480	—
Changes in operating assets and liabilities:
Accounts receivable, net	(25)	779	(765)	—	(11)
Inventories	—	1,109	(5,007)	—	(3,898)
Prepaid expenses and other assets	(3,849)	5,108	127,734	—	128,993
Accounts payable	—	(4,944)	40,967	—	36,023
Accrued expenses and other liabilities	118,779	(37,745)	(74,898)	—	6,136
Advance ticket sales	—	—	38,748	—	38,748

Net cash provided by operating activities	94,533	20,334	315,556	—	430,423

Cash flows from investing activities
Additions to property and equipment	—	(22,404)	(955,062)	—	(977,466)

Net cash used in investing activities	—	(22,404)	(955,062)	—	(977,466)

Cash flows from financing activities
Repayments of long-term debt	(774,526)	—	(181,254)	—	(955,780)
Proceeds from long-term debt	689,000	—	912,659	—	1,601,659
Other, primarily deferred financing fees	(9,007)	—	(84,934)	—	(93,941)

Net cash provided by (used in) financing activities	(94,533)	—	646,471	—	551,938

Net increase (decrease) in cash and cash equivalents	—	(2,070)	6,965	—	4,895
Cash and cash equivalents at beginning of year	—	9,903	40,249		50,152

Cash and cash equivalents at end of year	$—	$7,833	$47,214	$—	$55,047

NCL CORPORATION LTD.

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

FOR THE YEAR ENDED DECEMBER 31, 2009

(in thousands)	Parent	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Net income	$66,952	$492	$72,138	$(72,630)	$66,952
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization expense	5,579	56,831	107,291	—	169,701
Loss on translation of debt	—	—	22,677	—	22,677
Gain on derivatives	—	—	(35,488)	—	(35,488)
Write-off of deferred financing fees	6,744	—	—	—	6,744
Share-based compensation expense	4,075	—	—	—	4,075
Equity in earnings of subsidiaries	(72,630)	—	—	72,630	—
Changes in operating assets and liabilities:
Accounts receivable, net	(1,289)	(630)	1,387	—	(532)
Inventories	—	(498)	1,127	—	629
Prepaid expenses and other assets	7,794	1,830	(104,683)	—	(95,059)
Accounts payable	—	5,271	(47,307)	—	(42,036)
Accrued expenses and other liabilities	52,059	(49,722)	12,738	—	15,075
Advance ticket sales	—	—	4,794	—	4,794

Net cash provided by operating activities	69,284	13,574	34,674	—	117,532

Cash flows from investing activities
Additions to property and equipment	—	(11,168)	(150,670)	—	(161,838)

Net cash used in investing activities	—	(11,168)	(150,670)	—	(161,838)

Cash flows from financing activities
Repayments of long-term debt	(1,232,715)	—	(16,349)	—	(1,249,064)
Proceeds from long-term debt	1,121,021	—	—	—	1,121,021
Contribution from Affiliates, net	100,000	—	—	—	100,000
Other, primarily deferred financing fees	(57,945)	—	(5,271)	—	(63,216)

Net cash used in financing activities	(69,639)	—	(21,620)	—	(91,259)

Net increase (decrease) in cash and cash equivalents	(355)	2,406	(137,616)	—	(135,565)
Cash and cash equivalents at beginning of year	355	7,497	177,865		185,717

Cash and cash equivalents at end of year	$—	$9,903	$40,249	$—	$50,152

Initial Public Offering (the "IPO")	12 Months Ended
Dec. 31, 2012
Initial Public Offering [Abstract]
Initial Public Offering
12.	Initial Public Offering

NCLH filed a registration statement on Form S-1 (amended) with the SEC in October 2011 in connection with the IPO of its ordinary shares. If the IPO is consummated, NCLH expects to use the net proceeds to pay down debt, to fund future capital expenditures and for general corporate purposes. However, there can be no assurance regarding the timing of the IPO or whether it will be completed. The securities being offered in the IPO can only be offered by a separate prospectus and this prospectus shall not be deemed to be an offer of any such securities.

This represents our current intentions with respect to the use of the net proceeds of the IPO based upon our present plans and business conditions and no specific allocation of the net proceeds has yet been determined. Our determinate of whether to use all or a portion of the net proceeds to pay down debt will depend on interest rates at the time and the prices at which our outstanding notes are being purchased and sold in the market (including relative to the redemption price of such notes) at or following the consummation of the IPO. Furthermore, there is no assurance regarding the timing of the IPO or whether it will be completed. If the IPO is postponed or not completed there will not be a material impact on our financial condition and our debt would remain outstanding rather than be repaid with the proceeds of the IPO. The terms of the agreements governing such debt do not require us to complete the IPO.